Principal Accounting Policies (Correction to previously issued financial statements) (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 As reported [Member] CNY	Dec. 31, 2013 Adjustments [Member] CNY
Impact of Classification Adjustments on the line items within the Company's consolidated balance sheets
Cash and cash equivalents	$ 207,241	1,285,847	845,138	[1]	916,169	$ 136,211	397,166	1,308,138	(463,000)
Term deposits and short term investments	6,447	40,000	556,672	[1]				93,672	463,000
Impact of Classification Adjustments on the line items within the Company's consolidated statements of cash flows
Placement of term deposits and short term investments	(574,618)	(3,565,274)	(2,696,407)	[1]	(1,221,801)			(186,407)	(2,510,000)
Maturity of term deposits and short term investments	657,993	4,082,583	2,374,309	[1]	1,772,414			327,309	2,047,000
Net cash provided by/(used in) investing activities	63,368	393,172	(351,336)	[1]	471,030			111,664	(463,000)
Net increase/(decrease) in cash and cash equivalents	$ 71,030	440,709	(71,031)	[1]	519,003			391,969	(463,000)

[1]	Revised. In 2014, the classification of certain highly liquid principal-guaranteed investments products ("Products") reported as cash and cash equivalents were re-assessed and it was determined that these Products should have been classified as term deposits and short term investments to properly reflect the nature of these assets. These 2013 financial statements have been revised to present them as such.